Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 11, 2023	Jan. 05, 2023	Feb. 21, 2023	Jan. 27, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Statement [Line Items]
Proceeds from convertible debt				$ 9,000	$ 9,000		$ 9,000
Interest rate	10.00%
Obligation payment	$ 3,300
Public Offering [Member]
Statement [Line Items]
Shares issued			8,300,000
Share price			$ 1.56
Value of shares issued			$ 13,000
Punlic Offering [Member]
Statement [Line Items]
Voting rights			Each unit consists of (i) one share of Class A common stock, $0.0001 par value per share (“Class A common stock”), of the Company , (ii) 0.65 Series A warrants to purchase 0.65 shares of Class A common stock (the “Series A Warrants”) and (iii) 0.75 Series B warrants to purchase 0.75 shares of Class A common stock (the “Series B Warrants” and, together with the Series A Warrants, the “Warrants”), each such Warrant being exercisable from time to time for one share of Class A common stock at an exercise price of $1.56.
Common Class A [Member]
Statement [Line Items]
Warrants issued		268,980